Retirement Plans - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Qualified
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,306	$ 3
Fair value of plan assets	2,112	2
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	90	0
Fair value of plan assets	$ 1	$ 0